Organization and principal activities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Net revenues	$ 20,290,287	$ 16,478,455	$ 22,956,165
Net income (loss)	12,384,303	3,438,370	(40,158,654)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net revenues	7,156,742	12,251,518	18,469,195
Net income (loss)	$ (579,948)	$ (998,709)	$ (9,920,207)